REAL ESTATE INVENTORY	12 Months Ended
Jun. 30, 2025
REAL ESTATE INVENTORY
REAL ESTATE INVENTORY

3.REAL ESTATE INVENTORY

Inventories consist of raw entitled land, finished lots, and construction in process (“CIP”), including capitalized interest. Raw land is purchased with the intent to develop such land into finished lots. Finished lots are held with the intent of building and selling a single-family home or condominium. The asset is owned by the Company either as a result of developing purchased raw land or purchasing developed lots. CIP represents the homebuilding activity associated with both single-family homes and condominiums to be sold and existing speculative inventory, which primarily consists of condominiums. CIP includes the cost of the developed lot as well as all of the direct costs incurred to build the home. The cost of the home is expensed on a specific identification basis.

Real estate inventory consisted of the following as of June 30, 2025 and 2024 (in thousands):

	June 30,
	2025	2024
Real estate, including land	¥8,800,383	¥8,766,600
Construction in progress	1,334,356	501,225
Real estate inventory	¥10,134,739	¥9,267,825

Interest capitalized is included within each inventory category above. Interest and financing costs incurred under the Company’s debt obligations, as more fully discussed in Note 7. NOTES PAYABLE, are capitalized to qualifying real estate projects under development and homes under construction.

Certain notes payable are collateralized by certain inventories as disclosed under Note 7. NOTES PAYABLE.